FINANCING INCOME (EXPENSE), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Interest expense	$ (4,029)	$ (4,444)	$ (5,687)
Interest income	55,488	39,987	13,596
Series G Debentures amortization, exchange rate and its hedging transactions related results	0	(640)	(772)
Exchange Rate Results	3,403	1,013	(3,986)
Hedging Transactions Related Results	(7,800)	(5,153)	0
Marketable securities fair value adjustments	5,605	2,944	(9,225)
Bank fees and others	(1,833)	(3,176)	(6,693)
FINANCING INCOME (EXPENSE), NET	$ 50,834	$ 30,531	$ (12,767)